Trade and Other Receivables - Schedule of Expected Credit Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		0.89%	3.61%
Gross	[1]	$ 6,296	$ 7,833
Impairment loss		(56)	(283)
Net		$ 6,240	$ 7,550
Current [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		1.00%	4.73%
Gross		$ 5,390	$ 5,389
Impairment loss		(54)	(255)
Net		$ 5,336	$ 5,134
30 days past due [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate
Gross		$ 185	$ 1,079
Impairment loss
Net		$ 185	$ 1,079
60 days past due [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate		1.16%	0.58%
Gross		$ 173	$ 859
Impairment loss		(2)	(5)
Net		$ 171	$ 854
90 days past due [Member]
Schedule of Expected Credit Loss [Line Items]
Expected credit loss rate			4.55%
Gross		$ 548	$ 506
Impairment loss			(23)
Net		$ 548	$ 483

[1]	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2025: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.